Convertible Notes (Details) - Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US$16.0 million 10% note due 2024 ($14.1 million converted in fiscal 2022 and 2023) [Member]
Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs [Line Items]
Convertible notes payable	$ 16.0
Interest percentage	10.00%
Due date	2024
Convertible notes payable amount	$ 14.1	$ 14.1
US$1.5 million 10% note due 2025 (Nil converted in fiscal 2023) [Member]
Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs [Line Items]
Convertible notes payable	$ 1.5
Interest percentage	10.00%
Due date	2025
Convertible notes payable amount